Employee benefits (Details 5) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in net assets available for benefits [abstract]
Fair value of plan assets at the beginning of the year	₨ 399	₨ 357	₨ 271
Interest income	17	26	20
Employer contributions	115	53	86
Benefits paid	(38)	(42)	(22)
Return on plan assets, excluding amount recognised in net interest expense	10	5	2
Fair value of plan assets at the end of the year	503	399	357
Actual return on plan assets	₨ 27	₨ 30	₨ 22